Information about Geographic Areas - Additional Information (Detail) - Foreign Countries [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Net carrying value of long lived assets	$ 5,406		$ 4,549	$ 2,387
External Customers [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 11,022	$ 17,057	$ 34,517	$ 35,146	$ 33,424